PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

	For the years ended September 30,
	2025	2024	2023

Loss before tax expenses	$(1,998,372)	$(1,580,198)	$(1,287,661)
Tax expenses at the Cayman Islands statutory income tax rate	-	-	-
Income taxes computed at Hong Kong Profits Tax rate	(329,731)	(260,732)	(212,464)
Tax allowance at the statutory tax rates	(9,968)	(1,008)	(6,401)
Tax effect on non-assessable income(1)	(278)	(5,214)	(1,519)
Tax effect on non-deductible expenses	71,901	124,712	222,184
Tax effect on tax losses not recognized	273,043	147,013	5,336
Tax effect on utilization of tax losses	(4,967)	(4,771)	-
Tax effect on over-provision of income tax	-	-	-
Tax effect of two-tier tax rate	-	-	(3,568)
Income taxes	$-	$-	$3,568

(1)	Income that is not taxable mainly consisted of interest income for the year ended September 30, 2025 and government frants for the years ended September 30, 2024 and 2023, both of which are non-taxable under Hong Kong profits tax law.

SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE FOR INCOME TAXES

The following table reconciles the statutory tax rate to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the years ended September 30,
	2025	2024	2023

Cayman Islands statutory tax rate	0.0%	0.0%	0.0%
HK SAR statutory tax rate	16.5%	16.5%	16.5%
Tax allowance	0.5%	0.1%	0.5%
Non-assessable income	0.0%	0.3%	0.1%
Non-deductible expenses	(3.6)%	(7.9)%	(17.3)%
Tax losses not recognized	(13.7)%	(9.3)%	(0.4)%
Utilization of tax losses	0.3%	0.3%	-
Two-tier tax rate	-	-	0.3%
Effective tax rate	$-	$-	(0.3)%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred Tax Assets:

	As of September 30,
	2025	2024

Deferred Tax Assets:
Net operating loss carry forward	$454,491	$183,535
Lease liability	21,860	-
Net deferred tax liabilities offset	(31,758)	-
Valuation allowance	(444,593)	(183,535)
Net deferred tax assets	$-	$-

Deferred Tax Liabilities:

	As of September 30,
	2025	2024
Deferred Tax Liabilities:
Operating lease right-of-use assets	$(21,953)	$-
Property and equipment	(9,012)	-
Intangible assets	(793)	-
Deferred tax assets offset	31,758	-
Net deferred tax liabilities	$-	$-